UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
 (Exact name of registrant as specified in charter)

235 W. Galena Street
Milwaukee, WI 53212
 (Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
235 W. Galena Street
Milwaukee, WI 53212
 (Name and address of agent for service)

(414) 299-2295
Registrant's telephone number, including area code

Date of fiscal year end: August 31

Date of reporting period: February 29, 2016

Item 1. Report to Stockholders.

The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

Gavekal KL Allocation Fund
Advisor Class (GAVAX)
Institutional Class (GAVIX)

Semi-Annual Report
February 29, 2016

Gavekal KL Allocation Fund
A series of Investment Managers Series Trust

Table of Contents

Schedule of Investments	1
Statement of Assets and Liabilities	5
Statement of Operations	6
Statements of Changes in Net Assets	7
Financial Highlights	8
Notes to Financial Statements	10
Supplemental Information	17
Expense Example	19

This report and the financial statements contained herein are provided for the general information of the shareholders of the Gavekal KL Allocation Fund.  This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

 www.gavekalfunds.com

Gavekal KL Allocation Fund
SCHEDULE OF INVESTMENTS
As of February 29, 2016 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 67.4%
	CONSUMER DISCRETIONARY – 4.8%
216,800	Fuji Media Holdings, Inc.	$2,479,856
33,800	Nitori Holdings Co., Ltd.	2,596,034
67,000	Sankyo Co., Ltd.	2,459,983
23,600	Shimamura Co., Ltd.	2,610,845
119,874	WPP PLC	2,524,728
		12,671,446
	CONSUMER STAPLES – 22.9%
37,534	Danone S.A.	2,610,540
54,974	Estee Lauder Cos., Inc. - Class A	5,020,775
76,800	FamilyMart Co., Ltd.	3,687,970
86,384	General Mills, Inc.	5,083,698
73,100	Kao Corp.	3,688,064
285,000	Kirin Holdings Co., Ltd.	3,754,271
114,482	Koninklijke Ahold N.V.	2,506,972
62,100	Lawson, Inc.	4,788,178
45,800	MEIJI Holdings Co., Ltd.	3,674,365
70,754	Nestle S.A.	4,947,898
228,300	Nisshin Seifun Group, Inc.	3,730,841
50,488	PepsiCo, Inc.	4,938,736
27,100	Reckitt Benckiser Group PLC	2,468,423
125,000	Seven & I Holdings Co., Ltd.	4,983,895
56,500	Sundrug Co., Ltd.	3,733,948
		59,618,574
	HEALTH CARE – 17.5%
64,380	Abbott Laboratories	2,494,081
180,600	Astellas Pharma, Inc.	2,598,450
17,306	Becton, Dickinson and Co.	2,551,770
39,578	Bristol-Myers Squibb Co.	2,451,066
13,306	C.R. Bard, Inc.	2,559,808
88,991	DENTSPLY International, Inc.	5,424,891
34,531	Eli Lilly & Co.	2,486,232
15,101	Henry Schein, Inc.*	2,498,461
36,102	Johnson & Johnson	3,798,292
140,200	Mitsubishi Tanabe Pharma Corp.	2,517,706
55,580	Patterson Cos., Inc.	2,414,395
25,455	Stryker Corp.	2,542,445
32,000	Taisho Pharmaceutical Holdings Co., Ltd.	2,524,996
146,600	Terumo Corp.	5,008,449
30,823	Waters Corp.*	3,708,315
		45,579,357

Gavekal KL Allocation Fund
SCHEDULE OF INVESTMENTS - Continued
As of February 29, 2016 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	INDUSTRIALS – 5.7%
41,027	Dover Corp.	$2,493,621
111,900	Kurita Water Industries Ltd.	2,438,232
42,895	Rockwell Collins, Inc.	3,756,315
17,952	Societe BIC SA	2,490,028
40,183	Stanley Black & Decker, Inc.	3,777,604
		14,955,800
	INFORMATION TECHNOLOGY – 12.6%
30,085	Adobe Systems, Inc.*	2,561,738
3,458	Alphabet, Inc. - Class A*	2,480,147
90,179	CGI Group, Inc.*	3,773,121
36,073	Citrix Systems, Inc.*	2,548,557
104,006	eBay, Inc.*	2,475,343
100,100	FUJIFILM Holdings Corp.	3,751,769
32,982	Harris Corp.	2,573,256
25,660	Intuit, Inc.	2,479,782
47,884	Microsoft Corp.	2,436,338
79,984	NVIDIA Corp.	2,508,298
307,273	Sage Group PLC	2,535,419
73,800	Trend Micro, Inc./Japan	2,685,710
		32,809,478
	MATERIALS – 3.9%
45,980	Albemarle Corp.	2,584,996
38,768	Avery Dennison Corp.	2,524,572
41,235	Celanese Corp.	2,488,120
229,900	Kuraray Co., Ltd.	2,513,845
		10,111,533
	TOTAL COMMON STOCKS (Cost $159,769,050)	175,746,188

	EXCHANGE-TRADED FUNDS – 21.4%
118,682	iShares 1-3 Year Treasury Bond ETF	10,083,223
80,220	iShares 3-7 Year Treasury Bond ETF	10,088,467
91,361	iShares 7-10 Year Treasury Bond ETF	10,100,872
53,515	iShares 10-20 Year Treasury Bond ETF	7,574,513
90,346	iShares TIPS Bond ETF	10,187,415
135,958	SPDR Barclays TIPS ETF	7,636,761
		55,671,251
	TOTAL EXCHANGE-TRADED FUNDS (Cost $54,940,977)	55,671,251

Gavekal KL Allocation Fund
SCHEDULE OF INVESTMENTS - Continued
As of February 29, 2016 (Unaudited)

Principal Amount		Value

	SHORT-TERM INVESTMENTS – 10.8%
$28,232,318	UMB Money Market Fiduciary, 0.01%[1]	$28,232,318

	TOTAL SHORT-TERM INVESTMENTS (Cost $28,232,318)	28,232,318

	TOTAL INVESTMENTS – 99.6% (Cost $242,942,345)	259,649,757
	Other Assets in Excess of Liabilities – 0.4%	952,916

	TOTAL NET ASSETS – 100.0%	$260,602,673

PLC – Public Limited Company

*	Non-income producing security.
[1]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

Gavekal KL Allocation Fund
SUMMARY OF INVESTMENTS
As of February 29, 2016 (Unaudited)

Security Type/Country	Percent of Total Net Assets
Common Stocks
United States	32.9%
Japan	25.4%
United Kingdom	2.9%
France	1.9%
Switzerland	1.9%
Canada	1.4%
Netherlands	1.0%
Total Common Stocks	67.4%
Exchange-Traded Funds	21.4%
Short-Term Investments	10.8%
Total Investments	99.6%
Other Assets in Excess of Liabilities	0.4%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

Gavekal KL Allocation Fund
STATEMENT OF ASSETS AND LIABILITIES
As of February 29, 2016 (Unaudited)

Assets:
Investments, at value (cost $242,942,345)	$259,649,757
Receivables:
Fund shares sold	876,713
Dividends and interest	450,040
Prepaid expenses	36,520
Total assets	261,013,030

Liabilities:
Payables:
Fund shares redeemed	168,696
Advisory fees	167,325
Fund administration fees	22,559
Fund accounting fees	11,593
Transfer agent fees and expenses	10,088
Auditing fees	8,985
Distribution fees - Advisor Class (Note 8)	7,155
Custody fees	2,553
Chief Compliance Officer fees	1,961
Shareholder servicing fees (Note 7)	671
Trustees' fees and expenses	33
Accrued other expenses	8,738
Total liabilities	410,357

Net Assets	$260,602,673

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$242,855,079
Accumulated net investment loss	(264,787)
Accumulated net realized gain on investments and foreign currency transactions	1,302,799
Net unrealized appreciation on:
Investments	16,707,412
Foreign currency translations	2,170
Net Assets	$260,602,673

Maximum Offering Price per Share:
Advisor Class Shares:
Net assets applicable to shares outstanding	$42,667,545
Shares of beneficial interest issued and outstanding	3,217,635
Redemption price per share	$13.26

Institutional Class Shares:
Net assets applicable to shares outstanding	$217,935,128
Shares of beneficial interest issued and outstanding	16,245,831
Redemption price per share	$13.41

See accompanying Notes to Financial Statements.

Gavekal KL Allocation Fund
STATEMENT OF OPERATIONS
As of February 29, 2016 (Unaudited)

Investment Income:
Dividends (net of foreign withholding taxes of $50,200)	$1,232,793
Interest	1,597
Total investment income	1,234,390

Expenses:
Advisory fees	946,454
Fund administration fees	103,408
Fund accounting fees	48,414
Distribution fees - Advisor Class (Note 8)	38,650
Transfer agent fees and expenses	30,829
Registration fees	26,355
Custody fees	20,737
Shareholder reporting fees	19,172
Legal fees	11,437
Auditing fees	8,701
Chief Compliance Officer fees	7,842
Miscellaneous	5,479
Shareholder servicing fees (Note 7)	5,258
Trustees' fees and expenses	5,232
Insurance fees	945
Total expenses	1,278,913
Advisory fees and/or other expenses recovered	30,682
Net expenses	1,309,595
Net investment loss	(75,205)

Realized and Unrealized Gain on Investments and Foreign Currency:
Net realized gain on:
Investments	1,237,599
Foreign currency transactions	69,605
Net realized gain	1,307,204
Net change in unrealized appreciation/depreciation on:
Investments	(350,936)
Foreign currency translations	1,400
Net change in unrealized appreciation/depreciation	(349,536)
Net realized and unrealized gain on investments and foreign currency	957,668

Net Increase in Net Assets from Operations	$882,463

See accompanying Notes to Financial Statements.

Gavekal KL Allocation Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended February 29,	For the Year Ended
	2016 (Unaudited)	August 31, 2015
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$(75,205)	$393,036
Net realized gain on investments and foreign currency transactions	1,307,204	13,058,145
Net change in unrealized depreciation on investments
and foreign currency translations	(349,536)	(7,039,969)
Net increase in net assets resulting from operations	882,463	6,411,212

Distributions to Shareholders:
From net investment income:
Advisor Class	-	(68,822)
Institutional Class	-	(725,250)
From net realized gain:
Advisor Class	(1,620,306)	(717,417)
Institutional Class	(9,474,511)	(3,493,360)
Total distributions to shareholders	(11,094,817)	(5,004,849)

Capital Transactions:
Net proceeds from shares sold:
Advisor Class	16,754,248	10,764,990
Institutional Class	65,414,454	39,806,316
Reinvestment of distributions:
Advisor Class	1,548,441	770,538
Institutional Class	9,398,493	4,170,624
Cost of shares redeemed:
Advisor Class[1]	(3,067,295)	(14,881,968)
Institutional Class[2]	(13,198,725)	(39,079,497)
Net increase in net assets from capital transactions	76,849,616	1,551,003

Total increase in net assets	66,637,262	2,957,366

Net Assets:
Beginning of period	193,965,411	191,008,045
End of period	$260,602,673	$193,965,411

Accumulated net investment loss	$(264,787)	$(189,582)

Capital Share Transactions:
Shares sold:
Advisor Class	1,249,062	769,504
Institutional Class	4,776,754	2,796,868
Shares reinvested:
Advisor Class	112,450	55,958
Institutional Class	675,179	300,477
Shares redeemed:
Advisor Class	(225,702)	(1,055,243)
Institutional Class	(963,546)	(2,762,490)
Net increase in capital share transactions	5,624,197	105,074

[1]	Net of redemption fee proceeds of $3,306 and $6,709, respectively.
[2]	Net of redemption fee proceeds of $7,292 and $4,437, respectively.

See accompanying Notes to Financial Statements.

Gavekal KL Allocation Fund
FINANCIAL HIGHLIGHTS
Advisor Class

Per share operating performance.
For a capital share outstanding throughout each period.

	For The Six Months Ended February 29, 2016 (Unaudited)		For the Year Ended August 31, 2015		For the Year Ended August 31, 2014		For the Year Ended August 31, 2013		For the Year Ended August 31, 2012		For the Period September 30, 2010* through August 31, 2011
Net asset value, beginning of period	$13.90		$13.79		$12.91		$11.83		$10.21		$10.00
Income from Investment Operations:
Net investment income (loss)[1]	(0.02)		-	[2]	-	[2]	-	[2]	0.02		(0.06)
Net realized and unrealized gain on investments	0.13		0.46		1.60		1.14		1.60		0.27
Total from investment operations	0.11		0.46		1.60		1.14		1.62		0.21

Less Distributions:
From net investment income	-		(0.03)		-		(0.03)		-		-
From net realized gain	(0.75)		(0.32)		(0.72)		(0.03)		-		-
Total distributions	(0.75)		(0.35)		(0.72)		(0.06)		-		-

Redemption fee proceeds[1]	-	[2]	-	[2]	-	[2]	-	[2]	-	[2]	-	[2]

Net asset value, end of period	$13.26		$13.90		$13.79		$12.91		$11.83		$10.21

Total return[3]	0.59%	[4]	3.36%		12.71%		9.64%		15.87%		2.10%	[4]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$42,668		$28,935		$31,888		$28,318		$19,115		$3,492

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed/recovered	1.43%	[5]	1.44%		1.45%		1.53%		1.84%		13.39%	[5]
After fees waived and expenses absorbed/recovered	1.46%	[5]	1.50%		1.50%		1.50%		1.50%		1.50%	[5]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed/recovered	(0.25)%	[5]	0.06%		0.05%		(0.02)%		(0.16)%		(12.50)%	[5]
After fees waived and expenses absorbed/recovered	(0.28)%	[5]	0.00%		0.00%		0.01%		0.18%		(0.61)%	[5]
Portfolio turnover rate	60%	[4]	133%		66%		89%		74%		42%	[4]

*	Commencement of operations.
[1]	Based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower/higher had fees not been waived/recovered by the Advisor. These returns include Rule 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[4]	Not annualized.
[5]	Annualized.

See accompanying Notes to Financial Statements.

Gavekal KL Allocation Fund
FINANCIAL HIGHLIGHTS
Institutional Class

Per share operating performance.
For a capital share outstanding throughout each period.

	For The Six Months Ended February 29, 2016 (Unaudited)		For the Year Ended August 31, 2015		For the Year Ended August 31, 2014		For the Year Ended August 31, 2013		For the Year Ended August 31, 2012	For the Period September 30, 2010* through August 31, 2011
Net asset value, beginning of period	$14.04		$13.93		$13.00		$11.91		$10.24	$10.00
Income from Investment Operations:
Net investment income (loss)[1]	-	[2]	0.04		0.03		0.03		0.05	(0.02)
Net realized and unrealized gain on investments	0.12		0.46		1.62		1.14		1.62	0.26
Total from investment operations	0.12		0.50		1.65		1.17		1.67	0.24

Less Distributions:
From net investment income	-		(0.07)		-		(0.05)		(0.01)	-
From net realized gain	(0.75)		(0.32)		(0.72)		(0.03)		-	-
Total distributions	(0.75)		(0.39)		(0.72)		(0.08)		(0.01)	-

Redemption fee proceeds[1]	-	[2]	-	[2]	-	[2]	-	[2]	0.01	-	[2]

Net asset value, end of period	$13.41		$14.04		$13.93		$13.00		$11.91	$10.24

Total return[3]	0.66%	[4]	3.59%		13.02%		9.85%		16.38%	2.40%	[4]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$217,935		$165,031		$159,120		$131,813		$73,881	$3,950

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed/recovered	1.18%	[5]	1.19%		1.20%		1.28%		1.59%	13.14%	[5]
After fees waived and expenses absorbed/recovered	1.21%	[5]	1.25%		1.25%		1.25%		1.25%	1.25%	[5]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed/recovered	0.00%	[5]	0.31%		0.30%		0.23%		0.09%	(12.14)%	[5]
After fees waived and expenses absorbed/recovered	(0.03)%	[5]	0.25%		0.25%		0.26%		0.43%	(0.25)%	[5]
Portfolio turnover rate	60%	[4]	133%		66%		89%		74%	42%	[4]

*	Commencement of operations.
[1]	Based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower/higher had fees not been waived/recovered by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[4]	Not annualized.
[5]	Annualized.

See accompanying Notes to Financial Statements.

Gavekal KL Allocation Fund
NOTES TO FINANCIAL STATEMENTS
February 29, 2016 (Unaudited)

Note 1 – Organization
Gavekal KL Allocation Fund (the ‘‘Fund’’) was organized as a diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). Prior to March 31, 2015 the Fund was known as Gavekal Knowledge Leaders Fund.  The Fund’s primary investment objective is to seek long-term capital appreciation with an emphasis on capital preservation. The Fund commenced investment operations on September 30, 2010, with two classes of shares, Advisor Class and Institutional Class.

The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Trustees.  Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative shares outstanding.  Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies”.

Note 2 – Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements.  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.  Actual results could differ from these estimates.

(a) Valuation of Investments
The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean between the last available bid and asked prices on that day.  Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”).  Debt securities are valued at the mean between the last available bid and asked prices for such securities, or if such prices are not available, at prices for securities of comparable maturity, quality and type.  All other types of securities, including restricted securities and securities for which market quotations are not readily available, are valued at fair value as determined in accordance with procedures established in good faith by the Board of Trustees.  Short-term securities with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value.

A Fund’s assets are valued at their fair market value.  If a market quotation is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees.  The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting.  The Valuation Committee meets as needed.  The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

Foreign securities traded in countries outside the U.S. are fair valued by utilizing the quotations of an independent pricing service. The pricing service uses statistical analyses and quantitative models to adjust local prices using factors such as subsequent movement and changes in the prices of indexes, securities and exchange rates in other markets in determining fair value as of the time the Fund calculates the NAVs.  The Board reviews the independent third party fair valuation analysis report quarterly.

Gavekal KL Allocation Fund
NOTES TO FINANCIAL STATEMENTS - Continued
February 29, 2016 (Unaudited)

(b) Investment Transactions, Investment Income and Expenses
Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis.  Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis.  Withholding taxes on foreign dividends are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statement of Operations.  Withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. The Fund records a reclaim receivable based on a number of factors, including a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. Discounts or premiums on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method.  Income and expenses of the Fund are allocated on a pro rata basis to each class of shares, except for distribution and service fees which are unique to each class of shares.  Expenses incurred by the Trust with respect to more than one fund are allocated in proportion to the net assets of each fund except where allocation of direct expenses to each Fund or an alternative allocation method can be more appropriately made.

(c) Foreign Currency Translation
The Fund’s records are maintained in U.S. dollars.  The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the reporting period.  The currencies are translated into U.S. dollars by using the exchange rates quoted at the close of the London Stock Exchange prior to when the Fund’s NAV is next determined. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

The Fund does not isolate that portion of its net realized and unrealized gains and losses on investments resulting from changes in foreign exchange rates from the impact arising from changes in market prices.  Such fluctuations are included with net realized and unrealized gain or loss from investments and foreign currency.

Net realized foreign currency transaction gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid.  Net unrealized foreign currency translation gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

(d) Federal Income Taxes
The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized gains to its shareholders.  Therefore, no provision is made for federal income or excise taxes.  Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Fund.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.

Gavekal KL Allocation Fund
NOTES TO FINANCIAL STATEMENTS - Continued
February 29, 2016 (Unaudited)

The Income Tax Statement requires management of the Fund to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Fund’s current tax year, as defined by the IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the open years ended August 31, 2013-2015 and the six months ended February 29, 2016, the Fund did not have a liability for any unrecognized tax benefits. The Fund has no examination in progress and is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(e) Distributions to Shareholders
The Fund will make distributions of net investment income and capital gains, if any, at least annually.  Distributions to shareholders are recorded on the ex-dividend date.  The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes.

Note 3 – Investment Advisory and Other Agreements
The Trust, on behalf of the Fund, entered into an Investment Advisory Agreement (the “Agreement”) with Gavekal Capital, LLC (the “Advisor”).  Under the terms of the Agreement, the Fund pays a monthly investment advisory fee to the Advisor at the annual rate of 0.90% of the Fund’s average daily net assets.  The Advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (excluding any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with Form N-1A), expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) do not exceed 1.50% and 1.25% of the average daily net assets of Advisor Class and Institutional Class shares of the Fund, respectively. This agreement is in effect until December 31, 2016, and it may be terminated before that date only by the Trust’s Board of Trustees.

For the six months ended February 29, 2016, the Advisor recovered $30,682 of previously waived advisory fees and/or other expenses absorbed.  The Advisor may recover from the Fund fees and/or expenses previously waived and/or absorbed if the Fund’s expense ratio, including the recovered expenses, falls below the expense limit at which they were waived.  The Advisor is permitted to seek reimbursement from the Fund for a period ending three full fiscal years following the fiscal year in which such reimbursements occurred.  At February 29, 2016, the Advisor recovered all previously waived fees of $30,682.

IMST Distributors, LLC serves as the Fund’s distributor; UMB Fund Services, Inc. (“UMBFS”), serves as the Fund’s fund accountant, transfer agent and co-administrator; and Mutual Fund Administration, LLC (“MFAC”) serves as the Fund’s other co-administrator. UMB Bank, n.a., an affiliate of UMBFS, serves as the Fund’s custodian.

Certain trustees and officers of the Trust are employees of UMBFS or MFAC. The Fund does not compensate trustees and officers affiliated with the Fund’s co-administrators.  For the six months ended February 29, 2016, the Fund’s allocated fees incurred to Trustees who are not affiliated with the Fund’s co-administrators are reported on the Statement of Operations.

Gavekal KL Allocation Fund
NOTES TO FINANCIAL STATEMENTS - Continued
February 29, 2016 (Unaudited)

Dziura Compliance Consulting, LLC provides Chief Compliance Officer (“CCO”) services to the Trust. The Fund’s allocated fees incurred for CCO services for the six months ended February 29, 2016, are reported on the Statement of Operations.

Note 4 – Federal Income Taxes
At February 29, 2016, gross unrealized appreciation and depreciation on investments owned by the Fund, based on cost for federal income tax purposes were as follows:

Cost of investments	$242,946,739

Gross unrealized appreciation	$20,161,537
Gross unrealized depreciation	(3,458,519)
Net unrealized appreciation on investments	$16,703,018

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

As of August 31, 2015, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed ordinary income	$-
Undistributed long-term capital gains	11,094,806
Tax accumulated earnings	11,094,806

Accumulated capital and other losses	(189,582)
Net unrealized appreciation on investments	17,053,954
Net unrealized appreciation on foreign currency translations	770
Total accumulated earnings	$27,959,948

As of August 31, 2015, the Fund had $189,582 of qualified late-year ordinary loss, which is deferred until fiscal year 2016 for tax purposes.  Net late-year losses incurred after December 31, and within the taxable year are deemed to arise on the first day of the Fund’s next taxable year.

The tax character of distributions paid during the fiscal years ended August 31, 2015 and 2014 were as follows:

	2015	2014
Distributions paid from :
Ordinary income	$794,072	$4,133,125
Net long-term capital gains	4,210,777	5,850,605
Total distributions paid	$5,004,849	$9,983,730

Gavekal KL Allocation Fund
NOTES TO FINANCIAL STATEMENTS - Continued
February 29, 2016 (Unaudited)

Note 5 – Redemption Fee
The Fund may impose a redemption fee of 2.00% of the total redemption amount on all shares redeemed within 90 days of purchase. For the six months ended February 29, 2016, and the year ended August 31, 2015 the Fund received $10,598 and $11,146, respectively, in redemption fees.

Note 6 – Investment Transactions
For the six months ended February 29, 2016, purchases and sales of investments, excluding short-term investments, were $183,585,802 and $113,510,489, respectively.

Note 7 – Shareholder Servicing Plan
The Trust, on behalf of the Fund, has adopted a Shareholder Servicing Plan to pay a fee at an annual rate of up to 0.15% of average daily net assets of shares serviced by shareholder servicing agents who provide administrative and support services to their customers.

For the six months ended February 29, 2016, shareholder servicing fees incurred are disclosed on the Statement of Operations.

Note 8 – Distribution Plan
The Trust, on behalf of the Fund, has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act, which allows the Fund to pay distribution fees for the sale and distribution of its Advisor Class shares.  The Plan provides for the payment of distribution fees at the annual rate of up to 0.25% of average daily net assets, attributable to Advisor Class shares, payable to IMST Distributors, LLC.  The Institutional Class does not pay any distribution fees.

For the six months ended February 29, 2016, distribution fees incurred with respect to Advisor Class shares are disclosed on the Statement of Operations.

Note 9 – Indemnifications
In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  However, the Fund expects the risk of loss to be remote.

Note 10 – Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements.  It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Gavekal KL Allocation Fund
NOTES TO FINANCIAL STATEMENTS - Continued
February 29, 2016 (Unaudited)

•	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used, as of February 29, 2016, in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2*	Level 3**	Total
Investments
Common Stocks
Consumer Discretionary	$-	$12,671,446	$-	$12,671,446
Consumer Staples	15,043,209	44,575,365	-	59,618,574
Health Care	32,929,756	12,649,601	-	45,579,357
Industrials	10,027,540	4,928,260	-	14,955,800
Information Technology	23,836,580	8,972,898	-	32,809,478
Materials	7,597,688	2,513,845	-	10,111,533
Exchanged-Traded Funds	55,671,251	-	-	55,671,251
Short-Term Investments	28,232,318	-	-	28,232,318
Total Investments	$173,338,342	$86,311,415	$-	$259,649,757

*	In accordance with procedures established by, and under the general supervision of, the Fund’s Board of Trustees, the values of certain equity securities listed or traded on foreign security exchanges may be adjusted due to changes in the value of U.S.-traded securities. In this circumstance, $86,311,415 of investment securities were classified as Level 2 instead of Level 1.
**	The Fund did not hold any Level 3 securities at period end.

Transfers are recognized at the end of the reporting period. There were no transfers between levels at period end.

Gavekal KL Allocation Fund
NOTES TO FINANCIAL STATEMENTS - Continued
February 29, 2016 (Unaudited)

Note 11 – Derivatives and Hedging Disclosures
Derivatives and Hedging requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effects on the Fund’s financial position, performance and cash flows.

The Fund’s policies permit the Fund to enter into forward contracts principally to hedge either specific transactions or portfolio positions in an attempt to minimize currency value fluctuations.  Forward contracts involve an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days, agreed upon by the parties, from the date of the contract, at a price set at the time of the contract.  The forward contracts were bought or sold to protect the Fund, to some degree, from a possible loss resulting from an adverse change in the relationship between foreign currencies and the United States dollar (“US$”). Although such contracts may minimize the risk of loss due to a decline in value of the hedged currency, the contracts may limit any potential gain that may result from currency increases.

The risks to the Fund of entering into forward contracts include currency risks, such as fluctuations in the value of foreign currencies and the performance of foreign currencies relative to the US$; exchange control regulations; and costs incurred in connection with conversions between various currencies (fees may also be incurred when converting foreign investments to US$).  As a result, the relative strength of the US$ may be an important factor in the performance of the Fund.  For the six months ended February 29, 2016, the Fund did not enter into forward contracts.

Note 12 – Recently Issued Accounting Pronouncements
In May 2015, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2015-07 Disclosure for Investments in Certain Entities that Calculate Net Asset Value per Share (or Its Equivalent).  The amendments in ASU No. 2015-07 remove the requirement to categorize within the fair value hierarchy investments measured using the net asset value per share ("NAV") practical expedient.  The ASU also removes certain disclosure requirements for investments that qualify, but do not utilize, the NAV practical expedient.  The amendments in the ASU are effective for fiscal years beginning after December 15, 2015, and interim periods within those fiscal years.  Management is currently evaluating the impact these changes will have on the Fund’s financial statements and related disclosures.

Note 13 – Events Subsequent to the Fiscal Period End
The Fund has adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet.  Management has evaluated the Fund’s related events and transactions that occurred through the date of issuance of the Fund’s financial statements.

On March 14, 2016, Steven Vannelli, Managing Director and Chief Investment Officer of Gavekal Capital, LLC (“Gavekal”) and the portfolio manager of the Fund, acquired through wholly-owned entities a majority interest in Gavekal (the “Transaction”).  Under the Investment Company Act of 1940, the Transaction resulted in an assignment and termination of the Fund’s then-existing advisory agreement with Gavekal.

In anticipation of the Transaction and these related events, the Board of Trustees of the Trust approved a new advisory agreement on March 10, 2016 (the “New Agreement”) which allows Gavekal to serve as the investment advisor to the Fund under terms substantially similar to those of the prior advisory agreement. The New Agreement is effective for 150 days from the date of the closing of the Transaction, unless approved by the shareholders of the Fund, in which case the New Agreement will remain in effect for a two-year period.  Further information regarding the Transaction will be provided in the proxy statement to be mailed in the second quarter of 2016.

There were no other events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Fund’s financial statements.

Gavekal KL Allocation Fund
SUPPLEMENTAL INFORMATION - (Unaudited)

Board Consideration of Investment Advisory Agreement
At in-person meetings held on August 19-20, 2015, and September 16-18, 2015, the Board of Trustees (the “Board”) of Investment Managers Series Trust (the “Trust”), including the trustees who are not “interested persons” of the Trust (the “Independent Trustees”) as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), reviewed and unanimously approved the renewal of the Investment Advisory Agreement (the “Advisory Agreement”) between the Trust and Gavekal Capital, LLC (the “Investment Advisor”) with respect to the Gavekal KL Allocation Fund series of the Trust (the “Fund”) for an additional one-year term.  In approving renewal of the Advisory Agreement, the Board, including the Independent Trustees, determined that renewal of the Advisory Agreement is in the best interests of the Fund and its shareholders.

Background
In advance of the meetings, the Board received information about the Fund and the Advisory Agreement from the Investment Advisor and from Mutual Fund Administration, LLC and UMB Fund Services, Inc., the Trust’s co-administrators, certain portions of which are discussed below. The materials, among other things, included information about the Investment Advisor’s organization and financial condition; information regarding the background and experience of relevant personnel providing services to the Fund; reports comparing the performance of the Fund with returns of the MSCI All Country World Index and a group of comparable funds selected by Morningstar, Inc. (the “Performance Peer Group”) from its Flexible Allocation fund universe (the “Performance Universe”) for the one- and three-year periods ended May 31, 2015; and reports comparing the investment advisory fees and total expenses of the Fund to those of a group of comparable funds selected by Morningstar, Inc. (the “Expense Peer Group”) from its Aggressive Allocation fund universe (the “Expense Universe”).  The Board also received a memorandum from the independent legal counsel to the Trust and the Independent Trustees discussing the legal standards under the 1940 Act and other applicable law for their consideration of the proposed renewal of the Advisory Agreement. In addition, the Board considered information reviewed by the Board during the year at other Board and Board committee meetings.  No representatives of the Investment Advisor were present during the Board’s consideration of the Advisory Agreement.

In approving renewal of the Advisory Agreement, the Board and the Independent Trustees considered a variety of factors, including those discussed below. In their deliberations, the Board and the Independent Trustees did not identify any particular factor that was controlling, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of Services
With respect to the performance results of the Fund, the meeting materials indicated that the total return of the Fund for the one-year period was above the median returns of the Performance Peer Group and the Performance Universe, and the return of the MSCI All Country World Index. For the three-year period, the annualized total return of the Fund was above the median returns of the Performance Peer Group and the Performance Universe, but below the returns of the MSCI All Country World Index by 2.98%.  The Board noted that in March 2015 the Fund’s name, investment objective, principal investment strategies and benchmark had changed.  Previously, the Fund had invested primarily in common stock of companies located throughout the world, and after the change the Fund employs an allocation strategy by investing in equity, fixed income and cash or cash equivalents.  As a result of this change, the Trustees acknowledged that the three-year performance comparison was less meaningful than it would have been if the Fund’s strategies had not changed.

The Board also considered the overall quality of services provided by the Investment Advisor to the Fund.  In doing so, the Board considered the Investment Advisor’s specific responsibilities in day-to-day management and oversight of the Fund, as well as the qualifications, experience and responsibilities of the personnel involved in the activities of the Fund.  The Board also considered the overall quality of the Investment Advisor’s organization and operations, and the Investment Advisor’s compliance structure. The Board and the Independent Trustees concluded that based on the various factors they had reviewed, the nature, overall quality, and extent of the management and oversight services provided by the Investment Advisor to the Fund are satisfactory.

Gavekal KL Allocation Fund
SUPPLEMENTAL INFORMATION - (Unaudited) - Continued

Advisory Fee and Expense Ratio
With respect to the advisory fees and expenses paid by the Fund, the meeting materials indicated that the investment advisory fees (gross of fee waivers) were higher than both the Expense Peer Group and Expense Universe medians by 0.20%. The total expenses paid by the Fund (net of fee waivers) were higher than the Expense Peer Group and Expense Universe medians by 0.39%.  The Trustees also noted that the advisory fee charged by the Investment Advisor to the Fund is higher than the fees charged by the Investment Advisor to its clients to manage separate accounts, and the sub-advisory fees charged by the Investment Advisor to sub-advise a UCITS fund (i.e., a European collective investment fund), managed using the same style as the Fund. The Board also considered, however, that the Investment Advisor’s management of the Fund includes oversight of the Fund’s compliance with certain requirements under the 1940 Act that do not apply to the management of the Investment Advisor’s separate account clients or the sub-advisory services it provides to the UCITS fund. Additionally, the Trustees noted the Investment Advisor’s assertion that it had not received any negative feedback regarding the Fund’s advisory fees, which is likely due to the Fund’s consistent performance and favorable risk measures.

Profitability and Economies of Scale
The Board also considered information relating to the Investment Advisor’s costs and profits with respect to the Fund for the year ended April 30, 2015, noting that the Investment Advisor had recouped a portion of advisory fees it had previously waived, and determined that the profit level was reasonable.  The Board also considered the benefits received by the Investment Advisor as a result of the Investment Advisor’s relationship with the Fund, other than its receipt of investment advisory fees, including research received from broker-dealers providing execution services to the Fund, beneficial effects of the reviews by the Trust’s Chief Compliance Officer with respect to the Investment Advisor’s compliance program, and the intangible benefits of the Investment Advisor’s association with the Fund generally and any favorable publicity arising in connection with the Fund’s performance. The Trustees also noted that although there were no advisory fee breakpoints, the asset level of the Fund was not currently likely to lead to significant economies of scale, and that any such economies would be considered in the future, as the Fund’s assets grow.

Conclusion
Based on these and other factors, the Board and the Independent Trustees concluded that renewal of the Advisory Agreement is in the best interests of the Fund and its shareholders and, accordingly, approved renewal of the Advisory Agreement.

Gavekal KL Allocation Fund
EXPENSE EXAMPLE
For the Six Months Ended February 29, 2016 (Unaudited)

Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees (Advisor Class only); and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from September 1, 2015 to February 29, 2016.

Actual Expenses
The information in the row titled “Actual Performance” of the table below provides actual account values and actual expenses.  You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate row under the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The information in the row titled “Hypothetical (5% annual return before expenses)” of the table below provides hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (load) or contingent deferred sales charges.  Therefore, the information in the row titled “Hypothetical (5% annual return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

		Beginning Account Value	Ending Account Value	Expenses Paid During Period*
		9/1/15	2/29/16	9/1/15 – 2/29/16
Advisor Class	Actual Performance	$1,000.00	$1,005.90	$7.26
	Hypothetical (5% annual return before expenses)	1,000.00	1,017.63	7.30
Institutional Class	Actual Performance	1,000.00	1,006.60	6.02
	Hypothetical (5% annual return before expenses)	1,000.00	1,018.87	6.05

*	Expenses are equal to the Fund’s annualized expense ratio of 1.46% and 1.21% for Advisor Class and Institutional Class, respectively, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the six month period). The expense ratios reflect an expense recovery of previously waived and/or absorbed fees and/or expenses. Assumes all dividends and distributions were reinvested.

Gavekal KL Allocation Fund
A series of Investment Managers Series Trust

Investment Advisor
Gavekal Capital, LLC
370 17th Street, Suite 4930
Denver, Colorado 80202

Custodian
UMB Bank, n.a.
928 Grand Boulevard, 5th Floor
Kansas City, Missouri 64106

 Fund Co-Administrator
Mutual Fund Administration, LLC
2220 E. Route 66, Suite 226
Glendora, California  91740

Fund Co-Administrator, Transfer Agent and Fund Accountant
UMB Fund Services, Inc.
235 W. Galena Street
Milwaukee, Wisconsin 53212

Distributor
IMST Distributors, LLC
Three Canal Plaza, Suite 100
Portland, Maine  04101
www.foreside.com

FUND INFORMATION

	TICKER	CUSIP
Gavekal KL Allocation Fund - Advisor Class	GAVAX	461 418 667
Gavekal KL Allocation Fund - Institutional Class	GAVIX	461 418 659

Privacy Principles of the Gavekal KL Allocation Fund for Shareholders
The Fund is committed to maintaining the privacy of its shareholders and to safeguarding its non-public personal information. The following information is provided to help you understand what personal information the Fund collects, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, the Fund does not receive any non-public personal information relating to its shareholders, although certain non-public personal information of its shareholders may become available to the Fund. The Fund does not disclose any non-public personal information about its shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

This report is sent to shareholders of the Gavekal KL Allocation Fund for their information. It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Fund or of any securities mentioned in this report.

Proxy Voting Policies and Procedures
A description of the Fund’s proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Fund at (888) 998-9890 or on the U.S. Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

Proxy Voting Record
Information regarding how the Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling (888) 998-9890 or by accessing the Fund’s Form N-PX on the SEC’s website at www.sec.gov.

Form N-Q Disclosure
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC website at www.sec.gov or by calling the Fund at (888) 998-9890. The Fund’s Form N-Q may also be viewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling  (800) SEC-0330.

Gavekal KL Allocation Fund
P.O. Box 2175
Milwaukee, WI 53201
Toll Free: (888) 998-9890

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to the Registrant’s Form N-CSR filed February 5, 2009.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Investment Managers Series Trust

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President

Date	05/09/16

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President

Date	05/09/16

By (Signature and Title)	/s/ Rita Dam
Rita Dam, Treasurer

Date	05/09/16